SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
3.	SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation - The consolidated financial statements include the accounts of Amarantus Bioscience Holdings, Inc. and its subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Reclassification -Certain amounts in the prior period financial statements have been reclassified to conform to the presentation of the current period financial statements. These reclassifications had no effect on the previously reported net loss.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. Significant estimates include the fair value of derivatives, the fair value of stock-based compensation and warrants, the carrying value of intangible assets (patents and licenses), valuation allowance against deferred tax assets, and related disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Certain Significant Risks and Uncertainties - The Company participates in a global, dynamic, and highly competitive industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations, or cash flows: ability to obtain future financing; advances and trends in new technologies and industry standards; regulatory approval and market acceptance of the Company’s products; development of the necessary manufacturing capabilities and the Company’s ability to obtain adequate resources of necessary materials; development of sales channels; certain strategic relationships; litigation or claims against the Company based on intellectual property, patent, product, regulatory, or other factors; and the Company’s ability to attract and retain employees and other resources necessary to support its growth.

Concentration of Credit Risk - Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents. The Company places its cash and cash equivalents with domestic financial institutions that are federally insured within statutory limits.

Cash and Cash Equivalents  -  The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Restricted Cash – Cash restricted as to withdrawal or use is classified separately as restricted cash, and as current or non-current based upon the nature of the restriction.

Property and Equipment  - Property and equipment are stated at cost and depreciated on a straight-line basis over the estimated useful lives as follows:

Equipment	3 years
Computer equipment	2 years
Furniture and fixtures	3 years

Intangible Assets – Intangible assets or certain rights to use certain intangible assets for the Company’s research and development activities are capitalized as assets in cases where the Company has determined that those assets have an identifiable alternative future use in accordance with GAAP. In certain cases, the Company may conclude certain assets have indeterminate useful lives in which case they are considered to have indefinite lives. The Company has determined that the useful lives of assets which can be reasonable estimated and amortized to expense over such useful lives range between 9.5 years and 18.5 years.

Impairment of Long-Lived Assets – The Company reviews the carrying value of long-lived assets, including intangible assets and property and equipment, for impairment whenever events or changes in circumstances indicate that the carrying value may not be fully recoverable. There have been no impairments during the years ended December 31, 2014 and 2013.

Research and Development Expenditures - Research and development expenses consist of personnel costs, including salaries, benefits and stock-based compensation, materials and supplies, licenses and fees, acquired in-process research and development, and overhead allocations consisting of various administrative and facilities related costs. Research and development activities consist primarily of three main categories: research, clinical development, and biotechnology development. Research costs typically consist of preclinical and toxicology costs. Clinical development costs include costs for clinical studies and trials. Biotechnology development costs consist of costs incurred for product formulation and analysis. Research and development costs are charged to expense when incurred.

Fair Value of Financial Instruments - The fair value of certain of the Company’s financial instruments, including cash and cash equivalents, accrued compensation, and other accrued liabilities, approximate cost because of their short maturities. The Company measures the fair value of certain of its financial assets and liabilities on a recurring basis. A fair value hierarchy is used to rank the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value which is not equivalent to cost will be classified and disclosed in one of the following three categories:

•   Level 1-Quoted prices (unadjusted) in active markets for identical assets and liabilities.

•   Level 2-Inputs other than Level 1 that are observable, either directly or indirectly, such as unadjusted quoted prices for similar assets and liabilities, unadjusted quoted prices in the markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•   Level 3-Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Stock-Based Compensation - Stock-based compensation is measured at the grant date based on the fair value of the award. The fair value of the award that is ultimately expected to vest is recognized as expense on a straight-line basis over the requisite service period, which is generally the vesting period. The expense recognized for the portion of the award that is expected to vest has been reduced by an estimated forfeiture rate. The forfeiture rate is determined at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Grant-date fair value is determined using the Black-Scholes option pricing model, which requires the use of the following assumptions:

Expected Term   — The expected term represents the period that awards are expected to be outstanding based on the simplified method, which is the half-life from vesting to the end of its contractual term.

Expected Volatility — Stock price volatility is computed over expected terms based on the historical common stock trading price of the Company’s common stock.

Risk-Free Interest Rate — The risk-free interest rate is estimated based upon the implied yield available on U.S. Treasury zero-coupon issues with an equivalent remaining term.

Expected Dividend — Cash dividends have never been declared or paid on common shares and there are no plans to do so in the foreseeable future such that the expected dividend yield is assumed to be zero.

Forfeiture Rate — The forfeiture rate is based on historical data and managements estimates of failure rate to achieve vesting conditions. Forfeiture rates are adjusted as actual forfeitures differ from managements estimates for the awards that actually vest in the period of the change in estimate.

The fair value of stock options granted to nonemployees is recognized over the period in which the related services are received.

Preferred Stock - Preferred shares subject to mandatory redemption are classified as liability instruments and are measured at fair value. The Company classifies conditionally redeemable preferred shares, which includes preferred shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control, as temporary equity (‘mezzanine’) until such time as the conditions are removed or lapse.

Convertible Financial Instruments – The Company bifurcates conversion options from their host instruments and accounts for them as free standing derivative financial instruments if certain criteria are met. The criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument. An exception to this rule is when the host instrument is deemed to be conventional, as that term is described under applicable GAAP.

When the Company has determined that the embedded conversion options should not be bifurcated from their host instruments, discounts are recorded for the intrinsic value of conversion options embedded in the instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the transaction and the effective conversion price embedded in the instrument. Deemed dividends are also recorded for the intrinsic value of conversion options embedded in preferred shares based upon the differences between the fair value of the underlying common stock at the commitment date of the transaction and the effective conversion price embedded in the preferred shares.

Common Stock Purchase Warrants and Derivative Financial Instruments - Common stock purchase warrants and other derivative financial instruments are classified as equity if the contracts (1) require physical settlement or net-share settlement or (2) give the Company a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement). Contracts which (1) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the control of the Company), (2) give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement), or (3) that contain reset provisions that do not qualify for the scope exception are classified as assets or liabilities. The Company assesses classification of its common stock purchase warrants and other derivatives at each reporting date to determine whether a change in classification between assets and liabilities is required.

Debt Discounts - Debt discounts under these arrangements are amortized to interest expense using the interest method over the earlier of the term of the related debt or their earliest date of redemption.

Income Taxes - The Company accounts for income taxes using the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

In evaluating the ability to recover its deferred income tax assets, the Company considers all available positive and negative evidence, including its operating results, ongoing tax planning, and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis. In the event the Company determines that it would be able to realize its deferred income tax assets in the future in excess of their net recorded amount, it would make an adjustment to the valuation allowance that would reduce the provision for income taxes. Conversely, in the event that all or part of the net deferred tax assets are determined not to be realizable in the future, an adjustment to the valuation allowance would be charged to earnings in the period such determination is made.

Interest and penalties related to uncertain tax positions are recorded in the provision for income tax expense on the consolidated statements of operations.

Net Loss Per Common Shareholder - Basic net loss per share is based upon the weighted average number of common shares outstanding. Diluted net loss per share is based on the assumption that all dilutive convertible shares and stock options were converted or exercised. Dilution is computed by applying the treasury stock method. Under this method, options, warrants and restricted stock are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period. In periods in which dilutive securities are considered antidilutive, they are excluded from the computation.

Recently Issued Accounting Pronouncements

Accounting Standards Update (ASU) No. 2014-10, Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation removes all incremental financial reporting requirements for development stage entities, including the removal of reporting of the cumulative results of operations and cash flows for the period from inception to the end of the current period.  The ASU is effective for the first annual period beginning after December 15, 2014. Early adoption is permitted, and the Company adopted this change during 2014.

ASU No. 2014-12, Compensation – stock requires that a performance target which affects vesting and could be achieved after the requisite service period should be treated as a performance condition that affects vesting, rather than a condition that affects the grant-date fair value. The ASU is effective for the first annual period beginning after December 15, 2015 and interim periods within those years for all entities. Early adoption is permitted. The Company is considering the effect of this FASB issuance, if any, on its financial statements. The Company has decided not to early adopt at this time.

ASU No. 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The amendments in this ASU are effective for the first annual period ending after December 15, 2016 and interim periods within those years for all entities. Early adoption is permitted. The Company is considering the effect of this FASB issuance, if any, on its financial statements. The Company has decided not to early adopt at this time.

ASU 2014-16, Derivatives and Hedging (Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity. The amendments in this ASU are effective for the first annual period ending after December 15, 2015 and interim periods within those years. Early adoption is permitted. The Company is considering the effect of this FASB issuance, if any, on its financial statements. The Company has decided not to early adopt at this time.